Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Cash flows from (used in) operating activities
Net income	$ 2,963	$ 3,214	$ 7,896	$ 10,758
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	766	351	2,055	450
Depreciation	321	285	919	851
Amortization of other intangibles	175	145	487	452
Net securities loss/(gain) (Note 5)	26	(42)	48	(52)
Deferred taxes	(261)	(410)	(1,006)	33
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	3	(136)	515	(262)
Securities sold under repurchase agreements	16,751	(5,807)	33,688	(17,151)
Securities purchased under reverse repurchase agreements	(3,441)	10,463	(39,057)	6,009
Securities sold short	(3,643)	(1,582)	(2,229)	7,684
Trading loans, securities, and other	(1,066)	(3,743)	(11,847)	(543)
Loans net of securitization and sales	(18,950)	(26,182)	(38,765)	(68,672)
Deposits	(26,627)	17,049	(66,837)	72,324
Derivatives	3,566	7,996	5,461	(5,618)
Non-trading financial assets at fair value through profit or loss	683	126	3,368	(2,036)
Financial assets and liabilities designated at fair value through profit or loss	(18,077)	10,712	20,000	25,626
Securitization liabilities	345	63	249	(868)
Current taxes	273	865	2,378	(2,979)
Brokers, dealers, and clients amounts receivable and payable	(1,658)	(644)	(8,495)	6,634
Other, including unrealized foreign currency translation loss/(gain)	17,232	6,454	12,060	4,419
Net cash from (used in) operating activities	(30,801)	18,909	(79,820)	36,358
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	(14)	20	35	48
Common shares issued, net	5	7	69	87
Repurchase of common shares (Note 13)	(1,181)		(1,181)	(2,195)
Preferred shares and other equity instruments issued, net (Note 13)		798		1,645
Redemption of preferred shares and other equity instruments				(1,000)
Sale of treasury shares and other equity instruments	2,135	2,306	6,493	8,331
Purchase of treasury shares and other equity instruments (Note 13)	(2,011)	(2,159)	(6,388)	(8,273)
Dividends paid on shares and distributions paid on other equity instruments	(2,908)	(1,562)	(4,032)	(4,509)
Repayment of lease liabilities	(160)	(165)	(480)	(478)
Net cash from (used in) financing activities	(4,134)	(755)	(5,484)	(6,344)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	19,634	(3,736)	54,494	30,987
Activities in financial assets at fair value through other comprehensive income
Purchases	(4,715)	(8,624)	(20,045)	(24,056)
Proceeds from maturities	4,794	4,916	14,009	25,156
Proceeds from sales	1,987	1,576	4,809	5,183
Activities in debt securities at amortized cost
Purchases	(3,761)	(27,624)	(21,851)	(118,712)
Proceeds from maturities	18,207	12,086	42,853	48,469
Proceeds from sales	105	3,554	11,975	3,560
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(514)	(254)	(1,290)	(993)
Net cash acquired from (paid for) divestitures and acquisitions	(122)		(624)
Net cash from (used in) investing activities	35,615	(18,106)	84,330	(30,406)
Effect of exchange rate changes on cash and due from banks	(134)	(7)	(162)	135
Net increase (decrease) in cash and due from banks	546	41	(1,136)	(257)
Cash and due from banks at beginning of period	6,874	5,633	8,556	5,931
Cash and due from banks at end of period	7,420	5,674	7,420	5,674
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	632	326	2,000	4,103
Amount of interest paid during the period	13,338	3,297	33,986	6,095
Amount of interest received during the period	20,039	9,757	55,210	24,234
Amount of dividends received during the period	617	527	1,734	1,511
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 7)	$ (182)	$ (268)	$ (708)	$ (701)